Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Summary of Investments

	2015	2016	2016
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	67,580	59,017	8,500
Additions	—	6,933	999
Unrealized gains	4,380	2,463	355
Unrealized losses	(43,617)	(46,087)	(6,638)
Exchange differences	(1,296)	(1,869)	(269)

Total at fair value	27,047	20,457	2,947

Equity securities listed in Hong Kong	9,892	20,457	2,947
Equity securities listed in Singapore	17,155	—	—

Total	27,047	20,457	2,947

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	14,701	15,789	2,274
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	14,701	15,789	2,274
Unrealized gains / (loss)	2,853	(115)	(17)
Exchange differences	232	309	45

Total at fair value	17,786	15,983	2,302